Schedule of loss before tax (Details) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Auditors’ remuneration		$ 2,000
Incorporation expenses		$ 4,303
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration			$ 67,756	$ 10,042
Underprovision in previous financial year			300	629
Amortisation of intangible assets			44,807	91,773
Amortisation of right of use assets			403,019	326,992
Depreciation of property, plant and equipment			455,613	479,861
Expenses relating to short-term leases			49,864	142,592
Gain on disposal of other investment			(215)
Impairment losses on investment in unquoted shares				343
Impairment losses on investment in associates				250
Property, plant and equipment written off			14,083	69,162
Salaries, wages and allowances			1,053,399	1,007,153
Employees Provident Fund			112,972	107,923
Other employees’ benefit			20,276	20,983
Loss before tax			$ 1,186,647	$ 1,136,059
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Auditors’ remuneration	$ 2,000
Incorporation expenses	$ 4,441